Note 13 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan Benefits Payment [Table Text Block]
(Dollars in thousands)
2014		2013		2012
Date Paid	Amount	Date Paid	Amount	Date Paid	Amount
10/15/2014	$46	10/15/2013	$42	1/09/2012	$234**
12/30/2014	164	12/30/2013	215	10/12/2012	38
				12/31/2012	134
Total	$210		$257		$406

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2014	2013	2012
Shares held by participants beginning of the year	347,887	350,539	339,991
Shares allocated to participants	24,317	24,317	24,378
Shares purchased	0	9	2,353
Shares distributed to participants	(36,180)	(26,978)	(16,183)
Shares held by participants end of year	336,024	347,887	350,539

Unreleased shares beginning of the year	352,757	377,074	401,452
Shares released during year	(24,317)	(24,317)	(24,378)
Unreleased shares end of year	328,440	352,757	377,074
Total ESOP shares end of year	664,464	700,644	727,613
Fair value of unreleased shares at December 31	$4,072,656	3,728,641	1,308,447

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
					Unvested options
	Shares available for grant	Unvested Restricted shares outstanding	Options outstanding	Award value/ weighted average exercise price	Number	Weighted average grant date fair value	Vesting Period (years)
2001 Plan
December 31, 2011	0	0	139,450	$20.07	72,516	$1.43
Forfeited/expired	0	0	(93,910)	16.13	0
Vested	0	0	0	0	(72,516)	1.43
December 31, 2012	0	0	45,540	28.21	0
December 31, 2013	0	0	45,540	28.21	0
Forfeited/expired	0	0	(30,540)	27.33	0
December 31, 2014	0	0	15,000	30.00	0

2009 Plan
December 31, 2011	70,821	162,770	15,000	$4.77	9,000	4.41
Granted January 27, 2012	(43,236)	36,030	0	N/A	0		3
Forfeited	470	(392)	0		0
Forfeited/expired	93,910	0	0		0
Vested	0	(50,075)	0		(3,000)	4.41
December 31, 2012	121,965	148,333	15,000	4.77	6,000	4.41
Granted October 4, 2013	(37,531)	31,276	0	N/A	0		3
Forfeited	5,400	(4,500)	0		0
Cancelled	31,219	0	0		0
Vested	0	(73,303)	0		(3,000)	4.41
December 31, 2013	121,053	101,806	15,000	4.77	3,000	4.41
Granted January 7, 2014	(28,627)	23,856	0	N/A	0		3
Granted May 27, 2014	(26,561)	22,134	0	N/A	0		3
Forfeited/expired	30,540	0	0		0
Vested	0	(62,938)	0		(3,000)	4.41
December 31, 2014	96,405	84,858	15,000	4.77	0
Total all plans	96,405	84,858	30,000	$17.39	0

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
30.00	15,000	0.4	15,000	0	$0	N/A
4.77	15,000	4.4	15,000	0	0	N/A
	30,000		30,000	0	$0